NATIXIS FUNDS TRUST I

March 3, 2017

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information, dated February 28, 2017, for Mirova Global Green Bond Fund, a series of Natixis Funds Trust I, does not differ from that which is contained in Post-Effective Amendment No. 130 that was filed electronically on February 27, 2017.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary